LEASES (Details) - Schedule of Maturity of Operating Lease Liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Maturity Of Operating Lease Liabilities Abstract
2024	¥ 7,074
2025	7,365
2026	971
Subtotal	15,410
Less imputed interest	689
Total	¥ 14,721	$ 2,073	¥ 8,316